UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2009

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cabot Money Management, Inc.
Address:  P.O. Box 150
          216 Essex Street
          Salem, MA   01970

Form 13F File Number: 28-5694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Lutts
Title:   President
Phone:   1-978-745-9233

Signature, Place, and Date of Signing:
Robert T. Lutts                  Salem, MA                 11/02/09
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 101

Form 13F Information Table Value Total: $218,630 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None



Name of Issuer                            Title          CUSIP       Values    Shares   Investment   Other       Voting Authority
                                         Of Class                                       Discretion   Mgrs      Sole   Shared   None

Nabors Industries Ltd                      SHS         G6359F103      1,732    82,893                         82,893
ACE Ltd                                    SHS         H0023R105      4,538    84,880                         84,880
Teekay Tankers Ltd                         CL A        Y8565N102        577    69,115                         69,115
Allegiant Travel Co                        COM         01748X102      1,970    51,714                         51,714
American Express Co                        COM         025816109      2,132    62,880                         62,880
Apple Inc                                  COM         037833100      4,789    25,836                         25,836
Baidu Inc                             SPON ADR REP A   056752108      3,061     7,827                          7,827
Bank of America Corporation                COM         060505104      1,701   100,555                        100,555
Barclays BK PLC                      DJUBS CMDT ETN36  06738C778      1,066    27,636                         27,636
Barclays BK PLC                       IPATH SHRT ETN   06740C527      3,679    73,587                         73,587
Barrick Gold Corp                          COM         067901108      1,344    35,462                         35,462
Beacon Power Corp                          COM         073677106          7    10,000                         10,000
Becton Dickinson & Co                      COM         075887109      3,434    49,240                         49,240
Berkshire Hathaway Inc                     CL B        084670207      3,263       982                            982
Bldrs Index Fds Tr                    EMER MK 50 ADR   09348R300      4,404   106,986                        106,986
CB Richard Ellis Group Inc.                CL A        12497T101      1,464   124,700                        124,700
C H Robinson Worldwide Inc.              COM NEW       12541W209      3,354    58,082                         58,082
Chesapeake Energy Corp                     COM         165167107      1,141    40,188                         40,188
Cisco Sys Inc                              COM         17275R102      3,555   151,028                        151,028
Citigroup Inc                              COM         172967101      1,678   346,783                        346,783
Claymore ETF Trust 2                  DELTA GLOB ETF   18383Q820      3,049   240,580                        240,580
Cninsure Inc                          SPONSORED ADR    18976M103      2,056    89,545                         89,545
Diamond Offshore Drilling In               COM         25271C102      5,196    54,394                         54,394
Dolby Laboratories Inc                     COM         25659T107      1,465    38,350                         38,350
Eaton Vance Flting Rate                    COM         278279104      3,306   259,260                        259,260
Ebay Inc                                   COM         278642103      1,862    78,885                         78,885
Encana Corp                                COM         292505104      2,560    44,442                         44,442
Enernoc Inc                                COM         292764107      1,582    47,705                         47,705
Entergy Corp NEW                           COM         29364G103      3,022    37,839                         37,839
Expeditors Intl Wash Inc                   COM         302130109        943    26,824                         26,824
Exxon Mobil Corp                           COM         30231G102      2,822    41,128                         41,128
FLIR Sys Inc                               COM         302445101      5,013   179,217                        179,217
First Solar Inc                            COM         336433107        506     3,310                          3,310
Gafisa S A                              SPONS ADR      362607301      1,517    49,980                         49,980
General Electric Co                        COM         369604103        600    36,571                         36,571
Gilead Sciences Inc                        COM         375558103      1,730    37,207                         37,207
Goldman Sachs Group Inc                    COM         38141G104      2,115    11,474                         11,474
Google Inc                                 CL A        38259P508      1,794     3,618                          3,618
Graftech Intl Ltd                          COM         384313102      2,115   143,900                        143,900
GreenHill & Co Inc                         COM         395259104      1,127    12,581                         12,581
HDFC Bank Ltd                         ADR REPS 3 SHS   40415F101      1,303    11,005                         11,005
Harris Corp                                COM         413875105      1,238    32,927                         32,927
ICICI Bk Ltd                               ADR         45104G104        807    20,928                         20,928
Imperial Oil Ltd                         COM NEW       453038408      2,132    56,074                         56,074
IShares Tr Index                     BARCLYS TIPS BD   464287176      2,767    26,894                         26,894
IShares Tr Index                      TRANSP AVE IDX   464287192      1,728    25,181                         25,181
IShares Tr Index                      S&P 500 INDEX    464287200      6,315    59,573                         59,573
IShares Tr Index                      BARCLY USAGG B   464287226      5,754    54,843                         54,843
IShares Tr Index                      MSCI EMERG MKT   464287234      3,322    85,389                         85,389
IShares Tr Index                      IBOXX INV CPBD   464287242      1,391    13,036                         13,036
IShares Tr Index                      MSCI EAFE IDX    464287465      4,508    82,442                         82,442
IShares Tr Index                      S&P GLB100INDX   464287572        335     5,744                          5,744
IShares Tr Index                      S&P MC 400 GRW   464287606        314     4,255                          4,255
IShares Tr Index                      RUSL 3000 GROW   464287671        248     6,575                          6,575
IShares Tr Index                      S&P SMLCP GROW   464287887        258     4,780                          4,780
IShares Tr                            HIGH YLD CORP    464288513      7,098    82,201                         82,201
IShares Tr                           BARCLYS INTER CR  464288638      2,242    21,660                         21,660
IShares Tr                          BARCLYS 1-3 YR CR  464288646      4,534    43,441                         43,441
Johnson Ctls Inc                           COM         478366107      1,979    77,420                         77,420
KeyCorp NEW                                COM         493267108      1,613   248,151                        248,151
MSCI Inc                                   CL A        55354G100      1,676    56,595                         56,595
Market Vectors ETF Tr                 GOLD MINER ETF   57060U100      2,608    57,583                         57,583
Mindray Medical Intl Ltd                 SPON ADR      602675100      1,117    34,236                         34,236
New Oriental Ed & Tech Grp I             SPON ADR      647581107        567     7,052                          7,052
Northern Tr Corp                           COM         665859104      2,005    34,475                         34,475
Oracle Corp                                COM         68389X105        405    19,439                         19,439
PepsiCo Inc                                COM         713448108      1,679    28,630                         28,630
Petroleo Brasileiro SA Petro          SP ADR NON VTG   71654V101      3,152    80,188                         80,188
Pharmaceutical Hlders Tr              DEPOSITRY RCPT   71712A206      2,891    44,300                         44,300
Powershares QQQ Trust                   UNIT SER 1     73935A104        612    14,495                         14,495
Powershares ETF Trust                 DYNAMIC MKT PT   73935X104        296     8,236                          8,236
Powershares ETF Trust                 WATER RESOURCE   73935X575      3,310   198,079                        198,079
Powershares Global ETF                SOVEREIGN DEBT   73936T573        392    14,976                         14,976
Procter & Gamble Co                        COM         742718109        535     9,241                          9,241
Qualcomm Inc                               COM         747525103      1,082    24,049                         24,049
Quanta Svcs Inc                            COM         74762E102      1,441    65,107                         65,107
Robert Half Intl Inc                       COM         770323103        450    17,970                         17,970
Rydex ETF Trust                       S&P 500 EQ TRD   78355W106        362     9,701                          9,701
SPDR Gold Trust                          GOLD SHS      78463V107     16,968   171,658                        171,658
SPDR Series Trust                     DB INT GVT ETF   78464A490      1,099    19,560                         19,560
SPDR Series Trust                    KBW REGN BK ETF   78464A698      1,539    72,180                         72,180
SPDR Series Trust                     DJ MID GRW ETF   78464A821        253     4,580                          4,580
Salesforce Com Inc                         COM         79466L302      1,139    20,009                         20,009
Starent Networks Corp                      COM         85528P108      3,907   153,703                        153,703
Stericycle Inc                             COM         858912108      1,106    22,831                         22,831
Templeton Global Income                    COM         880198106        816    87,786                         87,786
Teva Pharmaceutical Inds Ltd               ADR         881624209      1,734    34,303                         34,303
Thoratec Corp                            COM NEW       885175307      2,236    73,855                         73,855
Tiffany & Co. NEW                          COM         886547108      1,883    48,873                         48,873
Urban Outfitters Inc                       COM         917047102      2,807    93,041                         93,041
Vanguard Tax-Managed FD               EUROPE PAC ETF   921943858        566    16,489                         16,489
Vanguard World FDS                    UTILITIES ETF    92204A876      4,340    70,442                         70,442
Vanguard Intl Equity Index F          ALLWRLD EX US    922042775      1,729    40,019                         40,019
Vanguard Intl Equity Index F           EMR MKT ETF     922042858        624    16,199                         16,199
Vanguard Index FDS                       REIT ETF      922908553      1,782    42,998                         42,998
Vanguard Index FDS                    EXTEND MKT ETF   922908652        341     8,216                          8,216
Visa Inc                                 COM CL A      92826C839      1,560    22,577                         22,577
Volcano Corporation                        COM         928645100      1,954   116,168                        116,168
WisdomTree Trust                      INTL LRGCAP DV   97717W794        245     5,410                          5,410
WisdomTree Trust                     DEFA EQT INC ETF  97717W802        301     7,025                          7,025
WisdomTree TR                         MID EAST DIVD    97717X305      1,965   123,322                        123,322